Contents of Significant Accounts - Summary of Derecognized Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Nov. 11, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Assets
Cash and cash equivalents	$ 94,048,036	$ 3,349,289		$ 95,492,477	$ 3,400,729	$ 83,661,739	$ 81,674,572
Inventories	22,552,486	803,151		21,714,802
Property, plant and equipment	132,774,663	4,728,442		150,374,096
Others	1,501,933	53,488		596,088
Total assets	366,454,101	13,050,360		366,261,693
Other current assets	17,251,169	614,358		9,203,393
Liabilities
Short-term loans	(11,057,132)	(393,773)		(12,015,206)
Payables	(17,877,736)	(636,671)		(15,325,954)
Current portion of long-term liabilities	(26,985,078)	(961,007)		(24,795,600)
Long-term loans	(8,080,938)	(287,783)		(29,200,299)
Others	(27,215,826)	(969,225)		(30,118,734)
Liabilities	$ (143,314,539)	$ (5,103,794)		$ (163,347,778)
UNISTARS CORP. [member]
Assets
Cash and cash equivalents						14,430
Notes and accounts receivable						18,239
Inventories						46,717
Property, plant and equipment						45,515
Others						2,365
Total assets						127,266
Liabilities
Short-term loans						(34,313)
Payables						(29,309)
Current portion of long-term liabilities						(11,899)
Long-term loans						(5,502)
Others						(2,872)
Liabilities						(83,895)
Net assets of the subsidiary deconsolidated						$ 43,371
NEXPOWER TECHNOLOGY CORP. (NEXPOWER) [member]
Assets
Cash and cash equivalents			$ 776,586
Total assets			776,604
Other current assets			18
Liabilities
Payables			(194)
Liabilities			(194)
Net assets of the subsidiary deconsolidated			$ 776,410